Annual Total Returns- Federated Hermes New York Municipal Cash Trust (Service Shares) [BarChart] - Service Shares - Federated Hermes New York Municipal Cash Trust - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.02%	0.08%	0.42%	0.95%	1.04%	0.30%